Quarterly Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012
Quarterly Financial Data [Abstract]
Total revenues	$ 2,348,219	$ 1,994,907	$ 2,203,977	$ 2,282,435	$ 2,274,129	$ 1,955,539	$ 1,931,877	$ 2,100,185	$ 8,829,538	$ 8,261,730	$ 7,066,822
Total benefits and expenses	2,154,968	1,838,511	2,016,808	2,055,680	2,017,913	1,771,581	1,745,519	1,920,536	8,065,967	7,455,549	6,526,263
Income Loss From Continuing Operations Before Provision For Income Tax	193,251	156,396	187,169	226,755	256,216	183,958	186,358	179,649	763,571	806,181	540,559
Net income	$ 138,579	$ 134,602	$ 123,944	$ 148,920	$ 183,684	$ 119,457	$ 119,218	$ 113,383	$ 546,045	$ 535,742	$ 372,996
Basic earnings per share:
Earnings Per Share, Basic	$ 1.89	$ 1.82	$ 1.68	$ 2.03	$ 2.51	$ 1.63	$ 1.63	$ 1.55	$ 7.42	$ 7.32	$ 5.12
Earnings Per Share, Diluted	$ 1.88	$ 1.81	$ 1.66	$ 2.02	$ 2.45	$ 1.61	$ 1.60	$ 1.52	$ 7.37	$ 7.17	$ 5.09
Dividends declared per share	$ 0.18	$ 0.18	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.60	$ 0.48	$ 0.36
Common Stock Value [Abstract]
Common Stock Price Per Share	$ 52.25	$ 45.95	$ 60.86	$ 62.78	$ 53.71	$ 48.29	$ 45.71	$ 52.52	$ 52.25	$ 53.71
Common Stock Value High	$ 55.51	$ 64.32	$ 63.73	$ 63.14	$ 54.89	$ 51.09	$ 56.49	$ 52.64	$ 55.51	$ 54.89
Common Stock Value Low	$ 44.67	$ 44.51	$ 58.40	$ 53.92	$ 47.30	$ 42.72	$ 44.21	$ 44.89	$ 44.67	$ 47.30
Common stock shares outstanding	73,368	73,267	74,076	73,797	73,363	73,172	73,154	73,103	73,368	73,363
Common Stockholders Of Record												82,599